Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Share Capital
Equity share capital	2017		2016
	Ordinary Shares of €0.32 each (i)	Income Shares of €0.02 each (ii)	Ordinary Shares of €0.32 each (i)	Income Shares of €0.02 each (ii)
Authorised
At 1 January and 31 December (€m)	400	25	400	25

Number of Shares at 1 January and 31 December (millions)	1,250	1,250	1,250	1,250

Allotted, called-up and fully paid
At 1 January (€m)	269	15	266	15
Performance Share Plan Awards	1	-	-	-
Issue of scrip shares in lieu of cash dividends (iii)	1	-	2	-
Share options and share participation schemes	-	-	1	-
At 31 December (€m)	271	15	269	15

The movement in the number of shares (expressed in millions) during the financial year was as follows:

At 1 January	833	833	824	824
Performance Share Plan Awards	2	2	-	-
Issue of scrip shares in lieu of cash dividends (iii)	3	3	7	7
Share options and share participation schemes	1	1	2	2
At 31 December	839	839	833	833

(i)	The Ordinary Shares represent 93.73% of the total issued share capital.

(ii)	The Income Shares, which represent 5.86% of the total issued share capital, were created on 29 August 1988 for the express purpose of giving shareholders the choice of receiving dividends on either their Ordinary Shares or on their Income Shares (by notice of election to the Company). The Income Shares carried a different tax credit to the Ordinary Shares. The creation of the Income Shares was achieved by the allotment of fully paid Income Shares to each shareholder equal to his/her holding of Ordinary Shares but the shareholder is not entitled to an Income Share certificate, as a certificate for Ordinary Shares is deemed to include an equal number of Income Shares and a shareholder may only sell, transfer or transmit Income Shares with an equivalent number of Ordinary Shares. Income Shares carry no voting rights. Due to changes in Irish tax legislation since the creation of the Income Shares, dividends on the Company’s shares no longer carry a tax credit. As elections made by shareholders to receive dividends on their holding of Income Shares were no longer relevant, the Articles of Association were amended on 8 May 2002 to cancel such elections.

(iii)	Issue of scrip shares in lieu of cash dividends:

	Number of shares			Price per share
	2017	2016	2015	2017	2016	2015
May 2017 - Final 2016 dividend (2016: Final 2015 dividend; 2015: Final 2014 dividend)	433,046	5,301,827	5,056,633	€33.08	€24.69	€24.60
October 2017 - Interim 2017 dividend (2016: Interim 2016 dividend; 2015: Interim 2015 dividend)	2,130,496	1,243,042	288,769	€29.24	€29.41	€26.16
Total	2,563,542	6,544,869	5,345,402

Summary of Movement in the Number of Shares
The movement in the number of shares (expressed in millions) during the financial year was as follows:

At 1 January	833	833	824	824
Performance Share Plan Awards	2	2	-	-
Issue of scrip shares in lieu of cash dividends (iii)	3	3	7	7
Share options and share participation schemes	1	1	2	2
At 31 December	839	839	833	833

Summary of Issue of Scrip Shares in Lieu of Cash Dividends

	Number of shares			Price per share
	2017	2016	2015	2017	2016	2015
May 2017 - Final 2016 dividend (2016: Final 2015 dividend; 2015: Final 2014 dividend)	433,046	5,301,827	5,056,633	€33.08	€24.69	€24.60
October 2017 - Interim 2017 dividend (2016: Interim 2016 dividend; 2015: Interim 2015 dividend)	2,130,496	1,243,042	288,769	€29.24	€29.41	€26.16
Total	2,563,542	6,544,869	5,345,402

Summary of Number of Shares

	Number of shares
	2017	2016	2015
Options exercised during the year (satisfied by the issue of new shares)	1,589,335	2,209,638	-
Options exercised during the year (satisfied by the reissue of Treasury Shares)	-	13,936	2,876,066
Total	1,589,335	2,223,574	2,876,066

Summary of Preference Share Capital
Preference share capital	5% Cumulative Preference Shares of €1.27 each		7% ‘A’ Cumulative Preference Shares of €1.27 each
	Number of shares ‘000s	€m	Number of shares ‘000s	€m
Authorised
At 1 January 2017 and 31 December 2017	150	-	872	1

Allotted, called-up and fully paid
At 1 January 2017 and 31 December 2017	50	-	872	1

Summary of Treasury Shares/Own Shares
Treasury Shares/own shares	2017 €m	2016 €m
At 1 January	(14)	(28)
New Shares allotted to the Employee Benefit Trust (own shares)	(63)	-
Own Shares released by the Employee Benefit Trust under the 2014 Performance Share Plan	63	-
Shares acquired by the Employee Benefit Trust (own shares)	(3)	(4)
Treasury Shares/own shares reissued	2	18
At 31 December	(15)	(14)

Summary of Reconciliation of Shares Issued to Net Proceeds
Reconciliation of shares issued to net proceeds	2017 €m	2016 €m	2015 €m
Shares issued at nominal amount:
- Performance Share Plan Awards	1	-	-
- scrip shares issued in lieu of cash dividends	1	2	2
- share options and share participation schemes	-	1	-
- share capital issued - equity placing	-	-	26
Premium on shares issued	180	216	1,722
Total value of shares issued	182	219	1,750
Issue of scrip shares in lieu of cash dividends (note 12)	(77)	(167)	(132)
Shares allotted to the Employee Benefit Trust*	(63)	-	-
Expenses paid in respect of shares issued	-	-	(25)
Net proceeds from issue of shares	42	52	1,593

Summary of Share Premium
Share premium	2017 €m	2016 €m
At 1 January	6,237	6,021
Premium arising on shares issued	180	216
At 31 December	6,417	6,237